PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2023	2024
Receivable from payment platforms	33,060	16,191
Rebate receivable from suppliers	74,751	66,765
Advance to suppliers	17,190	18,410
Value added tax recoverable	54,283	55,837
Deposits	31,231	83,270
Prepaid expense	5,905	4,746
Others	9,403	6,775
Total	225,823	251,994